File Number: 333-42105
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933





                                                                  March 10, 2006

                  Supplement to the May 1, 2005 Prospectus for
                       Pioneer Independence Plans and the
               May 1, 2005 Prospectus and Statement of Additional
                    Information for Pioneer Independence Fund

Effective March 10, 2006, the original class of shares of Pioneer Independence Fund, which is offered primarily in connection with Pioneer Independence Plans, has been designated as "Class P" shares. This class of shares previously had been unnamed.





                                                                   19039-00-0306
                                         (C)2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC